Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES
26.	REDEEMABLE CONVERTIBLE PREFERRED SHARES

On March 15, 2010, the Company issued 200,000,000 Series A preferred shares to Providence Equity Partners VI International L.P. (“Providence Equity Partners”) at US$0.25 per share for a total cash consideration of US$50,000.

On March 17, 2010, the Company issued 6,064,174 Series A-1 preferred shares to Cannes Ventures Limited (formally known as Dragon Ventures Limited), an entity wholly-owned by Dr. Yu Gong (“Founder of Qiyi”) at US$0.16 per share for a total cash consideration of US$1,000.

On August 15, 2011, the Company issued 123,103,264 Series B preferred shares to Providence Equity Partners, Indus Asia Pacific Master Fund, Ltd., Indus Japan Master Fund, Ltd., Indus Pacific Opportunities Master Fund, Ltd., Omaha Capital China Master Fund II, L.P. and Omaha Capital Principals Limited at US$0.93 per share for a total cash consideration of US$115,000.

On November 2, 2012, pursuant to a share purchase agreement, Baidu purchased 200,000,000 Series A preferred shares and 58,875,477 Series B preferred shares from Providence Equity Partners for a total cash consideration of US$136,500. Furthermore, on January 22, 2013, pursuant to another share purchase agreement, Baidu purchased 16,056,942 Series B preferred shares from the Indus Asia Pacific Master Fund, Ltd., Indus Japan Master Fund, Ltd., Indus Pacific Opportunities Master Fund, Ltd., Omaha Capital China Master Fund II, L.P. and Omaha Capital Principals Limited, for a total cash consideration of US$15,000.

On May 23, 2013, the Company issued 302,891,196 Series C preferred shares to Baidu at US$0.37 per share through conversion of the convertible promissory notes totaling US$107,619 issued by the Company to Baidu.

On May 24, 2013, the Company issued 848,682,647 Series D preferred shares to Baidu at US$0.42 per share for a total cash consideration of US$359,300.

On September 18, 2014, the Company issued 686,646,383 Series E preferred shares to Baidu at US$0.42 per share for a total cash consideration of US$290,700.

On November 11, 2014, the Company issued 546,999,817 Series F preferred shares to Baidu, Prominent TMT Limited and Xiaomi Ventures Limited (“Xiaomi”) at US$0.73 per share for a total cash consideration of $400,000.

On January 25, 2017, the Company issued US$1,530,000 of convertible notes (the “Notes”) in a private placement, of which US$300,000 was purchased by Baidu and the remaining US$1,230,000 was purchased by external investors. The Notes bear interest at a coupon rate of 1.50% per annum with a maturity date of January 25, 2018, and can be converted into redeemable convertible preferred shares in a qualified financing or at the Company’s election. The conversion option did not meet the definition of a derivative under ASC 815. On October 26, 2017, all outstanding Notes were converted to 215,484,776 Series G1 preferred shares and 798,951,243 Series G2 preferred shares at a conversion price of US$1.51 per share (collectively, the “Series G preferred shares”).

On December 6, 2017, Baidu waived their right to adjust the conversion price of the Series B preferred shares. According to the Company’s Seventh Amended and Restated Memorandum and Articles of Association, when there is a subsequent issuance of preferred shares at an issuance price less than any previously issued preferred shares, the effective conversion price of the previously issued preferred shares are adjusted downward based on a pre-determined formula. Therefore, as the issuance price of the Series B preferred shares was higher than the respective issuance prices of the Series C preferred shares, Series D preferred shares, Series E preferred shares and Series F preferred shares, the effective conversion price for the Series B preferred shares was adjusted when the respective preferred shares were issued. As a result of the waiver, the conversion price of the Series B preferred shares was adjusted back to the initial conversion price of US$0.93 per share.

The key terms of the Series A preferred shares, Series A-1 preferred shares, Series B preferred shares, Series C preferred shares, Series D preferred shares, Series E preferred shares, Series F preferred shares, and Series G preferred shares (collectively the “Preferred Shares”) are summarized below:

Dividends

No cash dividend should be paid on or declared and set aside for any ordinary share during any fiscal year unless and until a dividend in like amount has been paid on or declared and set aside for each outstanding preferred share, on an as if converted basis.

In the event a dividend is declared payable in securities of other parties, assets (excluding cash dividends) or options or rights to purchase any such securities or evidences of indebtedness, the holders of the Preferred Shares shall be entitled to a proportionate share of any such dividend on an as if converted basis.

In the event that dividends are declared immediately prior to, and in the event of, a conversion of the Preferred Shares, the Company will pay the full amount of any such dividends in cash to the applicable holders of the Preferred Shares subject to such conversion.

For the periods presented, no dividends were declared by the Company’s Board of Directors on the Preferred Shares.

Voting Rights

Each preferred shareholder (excluding the Series G2 preferred shares) is entitled to the number of votes equal to the number of ordinary shares into which such holder’s preferred shares could be converted. Unless otherwise disclosed elsewhere, preferred shareholders will vote together with ordinary shareholders, and not as a separate class or series, on all matters put before the shareholders. Prior to an IPO, the Series G2 preferred shares are non-voting shares and do not entitle the Series G2 preferred shares to vote unless Baidu ceases to be the largest shareholder of the Company.

Liquidation Preference

In the event of liquidation, dissolution or winding up of the Company or any deemed liquidation event as defined in the preferred shares agreements, the assets or surplus funds of the Company available for distribution will be distributed as follows:

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Prior to and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of the Series A-1 preferred shares or the ordinary shares or any other class or series of shares by reason of their ownership of such shares, the holders of the Series A preferred shares, Series B preferred shares, Series C preferred shares, Series D preferred shares, Series E preferred shares, Series F preferred shares and Series G preferred shares (“Series Preferred Shares”), ranking pari passu therewith, will be entitled to, in each case, as applicable, receive the amount equal to the greater of: (i) 150% of the original issue price for each Series A preferred share, Series B preferred share, Series C preferred share, Series D preferred share, Series E preferred share and Series F preferred share and 100% of the original issue price for each Series G preferred share then held by the preferred shareholders and in addition, an amount equal to all declared but unpaid dividends on such preferred shares; and (ii) such amount per share as would have been payable had all Preferred Shares been converted into ordinary shares immediately prior to such deemed liquidation event (“Series Preferred Liquidation Preference Amount”).

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If upon the occurrence of a deemed liquidation event, the assets and funds thus distributed among the holders of the Series Preferred Shares are insufficient to permit the payment to such holders of the applicable full Series Preferred Liquidation Preference Amount, then the assets and funds of the Company legally available for distribution will be first distributed ratably among the Series F preferred shareholders in proportion to the Series F liquidation preference amount that each such holder is otherwise entitled to receive. To the extent that the Company has remaining assets and funds after distribution to Series F preferred shareholders pursuant to the preceding sentence, then the assets and funds of the Company legally available for distribution will be distributed ratably and pari passu, with neither having priority over the other, among the holders of the Series A preferred shares, Series B preferred shares, Series C preferred shares, Series D preferred shares and Series E preferred shares (“Existing Series Preferred Shares”) in proportion to the Series Preferred Liquidation Preference Amount each such holder is otherwise entitled to receive.

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After payment has been made to holders of the Series Preferred Shares of the applicable full Series Preferred Liquidation Preference Amount, prior and in preference to any distribution of any of the remaining assets or surplus funds of the Company to the holders of the ordinary shares or any other class or series of shares by reason of their ownership of such shares, the holders of the Series A-1 preferred shares will be entitled to receive the amount equal to the greater of (i) 100% of the Series A-1 original issue price for each such series A-1 preferred shares then held by them and, in addition, an amount equal to all declared but unpaid dividends on such series A-1 preferred share, or (ii) such amount per share as would have been payable had all Preferred Shares been converted into ordinary shares immediately prior to such deemed liquidation event (the amount payable pursuant to this sentence is hereinafter referred to as the “Series A-1 Liquidation Preference Amount”). If upon the occurrence of a deemed liquidation event, the assets and funds thus distributed among the holders of the series A-1 preferred shares are insufficient to permit the payment to such holders of the full Series A-1 Liquidation Preference Amount, then the entire assets and funds of the Company legally available for distribution will be distributed ratably among the holders of the Series A-1 preferred shares in proportion to the Series A-1 Liquidation Preference Amount that each such holder is otherwise entitled to receive.

After payment is made to the holders of the Preferred Shares in accordance with the above, the remaining assets and funds of the Company available for distribution to ordinary shareholders, if any, will be distributed on a pro rata basis, based upon the number of ordinary shares held by each such holder.

Conversion rights

Each holder of the Preferred Shares (excluding the Series G2 preferred shares) has the right, at each holder’s sole discretion, to convert at any time and from time to time, all or any portion of the Preferred Shares into ordinary shares. The Series G2 preferred shares are not convertible into Ordinary Shares prior to an IPO unless Baidu ceases to be the largest shareholder of the Company, at which time the Series G2 preferred shares has the right, at each holders’ sole discretion, to convert at any time and from time to time, all or any portion of the Series G2 preferred shares into ordinary shares. The initial conversion price is the stated issuance price for each series of preferred shares. The initial conversion ratio is on a one for one basis and subject to adjustments in the event that the Company issues additional ordinary shares through options or convertible instruments for a consideration per share received by the Company less than the original respective conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the respective conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula. The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events.

The Preferred Shares are automatically converted into ordinary shares upon the earlier of (1) immediately prior to and conditioned upon the closing of an IPO; or (2) election in writing by the holders of at least two-thirds of the then outstanding Series A preferred shares, Series B preferred shares, Series C preferred shares, Series D preferred shares and Series E preferred shares, voting as a class; or (3) with respect to the Series F preferred shares, at the date and time as determined by each holder of the Series F preferred shares; or (4) with respect to the Series G preferred shares, election in writing by the holders of at least two-thirds of the outstanding Series G1 preferred shares.

Registration Rights

The Preferred Shares also contain registration rights which: (1) allow the holders of the Preferred Shares to demand the Company to file a registration statement covering the offer and sale of the ordinary shares issuable or issued upon conversion of the Preferred Shares at any time or from time to time after the earlier of (i) the fourth anniversary after the closing of the Series G preferred shares and (ii) the 180th day following the closing of an IPO; (2) require the Company to offer preferred shareholders an opportunity to include in a registration if the Company proposes to file a registration statement for a public offering of other securities; and (3) allow the preferred shareholders to request the Company to file a registration on Form F-3 when the Company is eligible to use Form F-3. The Company is required to use its best efforts to effect the registration if requested by the preferred shareholders, but there is no requirement to pay any monetary or non-monetary consideration for non-performance. The registration rights will terminate on the later of: (i) the date that is four years from the date of closing of an IPO, (ii) the date that is eight years from the date of closing of the Series G preferred shares, and (ii) with respect to any security holder, the date on which such holder may sell all of its registrable securities under Rule 144 of the Securities Act in any three month period.

Redemption

Existing Series Preferred Shares are redeemable at the holders’ option on December 31, 2016 and may become redeemable at the holders’ option if the following event is triggered:

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The occurrence of an Adverse Legal Development, as determined by either the Board of Directors or the holders of at least a majority of the then outstanding Existing Series Preferred Shares and the Company is unable to restructure the ownership of the Company to comply with the PRC laws within six months following the occurrence of an Adverse Legal Development. An Adverse Legal Development is defined as any changes to PRC laws which results in the ownership of the Company or any of its operating subsidiaries in the PRC or any of the VIE Contractual Arrangements to become (i) unlawful or subject to material conditions or restrictions which materially impair the economic benefits that the Company expects to derive or (ii) impairs the industry in which the operating subsidiaries in the PRC and VIEs operate.

With respect to the Series F preferred shares, they are redeemable at the holders’ option on November 11, 2018 and may become redeemable upon the occurrence of an Adverse Legal Development.

With respect to the Series G preferred shares, they are redeemable at the holders’ option if an IPO does not occur five years after the Series G preferred shares are first issued.

Prior to the issuance of the Series G preferred shares, upon the Company’s receipt of a written redemption notice from (i) the holders of at least two-thirds of the then outstanding Existing Series Preferred Shares, voting together as a single class on an as-converted basis; or (ii) any holder of Series F preferred shares, the Company will redeem, on a pari passu basis, at a redemption price for each Series Preferred Shares (excluding the Series G preferred shares) equal to the greater of:

•	each Series Preferred Shares’ (excluding the Series G preferred shares) original issue price x (115%)N; and

•

the then current fair market value of such Series Preferred Shares (excluding the Series G preferred shares, as determined in good faith by the Board of Directors) on the date of the redemption notice, including all declared but unpaid dividends thereon up to the redemption date.

N = a fraction the numerator of which is the number of calendar days between the date on which any Series Preferred Shares (excluding the Series G preferred shares), as the case may be, are first issued and the redemption date and the denominator of which is 365, minus all dividends paid in cash thereon plus all declared but unpaid dividends thereon, each up to the redemption date.

Upon the issuance of the Series G preferred shares, the redemption price of the Series A preferred shares, Series B preferred shares, Series C preferred shares, Series D preferred shares, Series E preferred shares, and Series F preferred shares were modified to be the same as the Series G preferred shares, which is equal to each preferred share’s original issue price x (108%)N, where N = a fraction the numerator of which is the number of calendar days between the date on which any preferred share, as the case may be, are first issued and the redemption date and the denominator of which is 365, minus all dividends paid in cash thereon plus all declared but unpaid dividends thereon, each up to the redemption date.

Accounting for Preferred Shares

The Series Preferred Shares are classified as mezzanine equity as they may be redeemed at the option of the holders on or after an agreed upon date outside the sole control of the Company while the Series A-1 preferred shares are also classified as mezzanine equity as they may be redeemed upon a deemed liquidation event. The holders of the Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares. The Company uses the whole instrument approach to determine whether the nature of the host contract in a hybrid instrument is more akin to debt or to equity. The Company evaluated the embedded conversion option in the Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features. The conversion option of the Preferred Shares does not qualify for bifurcation accounting because the conversion option is clearly and closely related to the host equity instrument and the underlying ordinary shares are not publicly traded nor readily convertible into cash. The contingent redemption options and registration rights of the Preferred Shares did not qualify for bifurcation accounting because the underlying ordinary shares were neither publicly traded nor readily convertible into cash. There were no embedded derivatives that are required to be bifurcated.

Beneficial conversion features (“BCF”) exist when the conversion price of the preferred shares is lower than the fair value of the ordinary shares at the commitment date, which is the issuance date of the respective series of preferred shares. When a BCF exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the preferred shares as a contribution to additional paid-in capital. On the commitment date of the Series A preferred shares, Series A-1 preferred shares, Series B preferred shares, Series C preferred shares, Series D preferred shares, Series E preferred shares, Series F preferred shares and Series G preferred shares, the most favorable conversion price used to measure the beneficial conversion feature were US$0.25, US$0.16, US$0.93, US$0.37, US$0.42, US$0.42, US$0.73 and US$1.51, respectively. No beneficial conversion feature was recognized for the Series A preferred shares, Series A-1 preferred shares, Series B preferred shares, Series C preferred shares, Series D preferred shares, Series E preferred shares, Series F preferred shares and Series G preferred shares as the fair value per ordinary share at the commitment date were US$0.12, US$0.12, US$0.39, US$0.25, US$0.25, US$0.33, US$0.59 and US$0.89, respectively, which was less than the most favorable conversion price. The Company determined the fair value of ordinary shares with the assistance of an independent third party valuation firm.

The contingent conversion price adjustment is accounted for as a contingent BCF. In accordance with ASC paragraph 470-20-35-1, changes to the conversion terms that would be triggered by future events not controlled by the issuer should be accounted as contingent conversions, and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurred. No contingent BCF was recognized for any of the Preferred Shares for the year ended December 31, 2017, respectively.

As the Preferred Shares will become redeemable solely based on the passage of time should the contingent events not occur, the Company elected to recognize changes in the redemption value over the period from the date of issuance to the earliest redemption date of the Series Preferred Shares using the interest method.

On December 31, 2016, the Existing Series Preferred Shares were currently redeemable and the carrying amounts were adjusted to its maximum redemption amount.

When the convertible notes were converted into Series G preferred shares in October 2017, the redemption price of the Series A preferred shares, Series B preferred shares, Series C preferred shares, Series D preferred shares, Series E preferred shares and Series F preferred shares were modified to be the same as the Series G preferred shares. A negative accretion of RMB5,073,140 was recorded as an increase to the net income attributable to ordinary shareholders for the year ended December 31, 2017 as a result of the change in redemption price. Series F preferred shares are not currently redeemable and this change in redemption price was considered a change in accounting estimate in accordance with ASC 480-10-S99-3A paragraph 15(a) and a new effective interest rate was determined and prospectively applied to accrete the carrying amount of the Series F preferred shares to the future expected contractual cash flows (the new redemption amount). The amendments to the Series A preferred shares, Series B preferred shares, Series C preferred shares, Series D preferred shares, Series E preferred shares and Series F preferred shares as a result of the issuance of Series

G preferred shares is accounted for as a modification as the fair value of each related series of preferred share immediately after the amendment is not significantly different from its fair value immediately before the amendment.

With the assistance of an independent third party valuation firm, the Company determined that the change in fair value of a Series B preferred share immediately before and after the December 2017 amendment exceeded 10% and the modification of the Series B preferred shares was accounted for as an extinguishment. The RMB363,279 difference between the fair value of the Series B preferred shares based on the amended terms and the carrying amount of the Series B preferred shares is recorded as a decrease to net income attributable to ordinary shareholders for the year ended December 31, 2017.

Upon completion of the Company’s IPO on April 3, 2018, all redeemable convertible preferred shares were converted into ordinary shares (Note 20).